Goodwill (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Average expected rates of inflation	2.00%	2.00%
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 11,220	$ 2,584
Average expected rates of inflation	2.00%	2.00%
Recoverable amount of asset or cash-generating unit	$ 6,204
Discount rate used in current measurement of fair value less costs of disposal	1200.00%	1000.00%
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 669,000,000	$ 0
Recoverable amount of asset or cash-generating unit	$ 0
Discount rate used in current measurement of fair value less costs of disposal	1200.00%	900.00%
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections, term	50 years
Discount rate applied to cash flow projections, term, period one	10 years
Average expected rates of inflation	2.00%	2.00%
Discount rate applied to cash flow projections, term, period two	40 years
Average expected rates of inflation	2.00%	2.00%
Goodwill | Minimum [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Average expected rates of inflation	100.00%
Average expected rates of inflation	100.00%
Goodwill | Maximum [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Average expected rates of inflation	2.00%
Average expected rates of inflation	2.00%